revenue from contracts with customers - Contract assets (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Contract assets
Contract assets at beginning of period	$ 849	$ 913	$ 864	$ 939
Net additions arising from operations	433	370	865	748
Amounts billed in the period and thus reclassified to accounts receivable	(464)	(421)	(913)	(830)
Change in impairment allowance, net	(1)	(1)	(1)	4
Other		1	2	1
Contract assets at end of period	817	862	817	862
Reconciliation of contract assets presented in the Consolidated statements of financial position - current
Gross contract assets	554	589	554	589
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities	(13)	(17)	(13)	(17)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets	(108)	(119)	(108)	(119)
Current contract assets	$ 433	$ 453	$ 433	$ 453	$ 457